Note 8 - Marketable Securities (Details Textual) - Kuya Silver Corp [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Current investments	$ 0	$ 12
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement	4	41
Proceeds from sales of investments accounted for using equity method	$ 17	$ 930
Investments, number of shares sold (in shares)	48,219	2,332,000
Gains (losses) on disposals of investments	$ 1	$ 306